Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
23.	Commitment and Contingencies

(a)	Capital commitments

As of December 31, 2021, capital commitments of the Group in respect of leasehold improvements and fixtures, fittings and other fixed assets are RMB 1,094 due within a year.

(b)	Lease commitments

The following table sets forth our contractual obligations as of December 31, 2021：

	Payment due by December 31
	Total	2022	2023	2024	2025	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Operating lease commitments for property management expenses under lease agreements	24,317	9,535	7,681	5,087	1,964	50

(c)	Guarantees given to installment institutions for loans granted to buyers of the Group’s training services

The Group, in cooperation with several third-party financing institutions (“Loan Institution(s)”), offers installment payment option to its customers. The Loan Institutions remit the tuition fee to the Group for the borrowing customers to complete their purchase of the course. The interest expenses of the installment are born by the borrowing customers. The borrowing customers bear the interest expense and are obligated to repay the loan in pre-agreed installments over the periods ranging from 6 months to 24 months to the Loan Institutions. According to the arrangement with one of these Loan Institutions, the Group is obligated to repay 50 percent of the overdue amounts to this Loan Institution for any default in repayment by the borrowing customers.

The management does not consider that the Group will sustain a loss under these guarantees during the year under guarantee based on the good historical data and the Group can stop providing training services as soon as the overdue happens. The maximum amount of undiscounted payments the Group would have to make in the event of default is RMB 199, nil and nil as of December 31, 2019, 2020 and 2021, respectively. The management considers the fair value of the guarantee is not significant to the consolidated financial statements and does not recognized a liability based on the estimated fair value of the guarantee.